Lease Commitments - Cash Flow of Lessee (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	$ 264
Financing cash flows for finance leases	17
Non-cash related activities
ROU assets obtained in exchange for new operating lease liabilities	155
ROU assets obtained in exchange for new finance lease liabilities	48
Operating lease ROU asset expense	195
Changes in Non-current operating lease liabilities	$ (70)